Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Disclosure of Changes in Inventories and Raw Materials and Consumables Used
Details of changes in inventories and raw materials and consumables used is as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Consumption of finished goods, raw materials and other consumables	45,979	38,462
Scrap stock, slow moving & obsolete accrual	(932)	228
Work carried out by other companies	281	1,181

Total	45,328	39,871

Disclosure of Other Operating Expenses
Operating expenses are mainly as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Marketing expenses	5,735	15,080
External temporary workers	1,680	2,866
Professional services	6,767	4,442
Office expense	4,216	3,336
Delivery	3,481	3,704
Custom duty, tax, penalties	297	304
Utilities and similar expenses	2,132	1,783
Fees	517	1,049
Insurance premium	1,086	1,821
Short-term and low value leases (see note 9)	1,151	976
Bank Services	500	311
Travel expenses	1,593	1,702
Repairs	785	105
Warranty provision	853	122
Others impairments and losses	1,569	1,646
Expected credit loss for trade and other receivables	(189)	110
Other	2,430	2,021

Total	34,603	41,378